Expenses by nature (Tables)	12 Months Ended
Jun. 30, 2022
Expenses by nature
Schedule of cost of sales, selling and distribution and general and administrative expenses

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Cost of inventories (Note 21(a))	6,246,488	6,581,456	6,870,976
Payroll and employee benefits (Note (i))	984,895	916,185	864,693
Rental and related expenses	45,186	12,139	33,354
Depreciation and amortization (Note (ii))	268,669	265,019	389,871
Licensing expenses	109,488	88,063	149,612
Promotion and advertising expenses	128,447	214,788	242,681
Logistics expenses	154,763	195,593	272,363
Travelling expenses	69,290	52,966	66,172
Other expenses	226,174	332,375	384,730
Total cost of sales, selling and distribution and general and administrative expenses	8,233,400	8,658,584	9,274,452

Schedule of payroll and employee benefits

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Salaries, wages and bonus	515,573	543,646	666,968
Contributions to social security contribution plan	51,587	56,325	77,903
Welfare expenses	33,691	34,895	36,987
Employee compensation expenses	19,664	—	—
Equity-settled share-based payment expenses (Note 32)	364,380	281,319	82,835
	984,895	916,185	864,693

Schedule of depreciation and amortization

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Property, plant and equipment (Note 14)	37,481	30,507	58,865
Right-of-use assets (Note 15)	214,117	213,490	309,606
Intangible assets (Note 16)	17,071	21,022	21,400
	268,669	265,019	389,871